COMMITMENTS AND CONTINGENCIES - LOSS ON CONTINGENCIES (Details)						12 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 San Diego Gas and Electric Company and Subsidiary [Member] USD ($)	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member] USD ($)	Dec. 31, 2012 Southern California Gas Company [Member] USD ($)	Dec. 31, 2011 Loss from Catastrophes [Member] USD ($)	Apr. 30, 2010 Loss from Catastrophes [Member] San Diego Gas and Electric Company and Subsidiary [Member] USD ($)	Dec. 31, 2012 Loss from Catastrophes [Member] San Diego Gas and Electric Company and Subsidiary [Member] USD ($)	Dec. 31, 2010 Energy Crisis Litigation [Member] USD ($)	Dec. 31, 2012 Liberty Gas Storage Litigation [Member] USD ($)	Dec. 31, 2012 HMRC VAT Claim [Member] GBP (£)
Loss Contingencies [Line Items]
Loss Contingency Accrual, at Carrying Value	$ 341,000,000				$ 3,000,000			$ 329,000,000
Loss Contingency, Accrual Carrying Value, Current								305,000,000
Loss Contingency, Accrual Carrying Value, Noncurrent								22,000,000
Settlement receivable related to wildfire litigation	5,000,000	10,000,000	5,000,000	10,000,000
Payments for Legal Settlements						130,000,000	14,750,000
Litigation Settlement, Gross								824,000,000	410,000,000
Claims Payments By Insurers To All Claimants								1,600,000,000
Percentage of Total Claims to be Paid by Company								57.50%
Total Individual And Business Claims								1,100,000,000
Liability Insurance Coverage, Maximum			1,100,000,000
Loss Contingency, Monetary Damages Sought										56,700,000
Loss Contingency, Counterclaim Minimum										215,000,000
Payments For Legal Settlements In Excess Of Recovered Amounts								128,000,000
VAT Tax Claim Amount											86,000,000
Regulatory Assets Arising From Wildfire Litigation Costs	364,000,000	594,000,000	364,000,000	594,000,000
Potential After-Tax Earnings Impact			190,000,000
Portion of Regulatory Assets Arising From Wildfire Litigation Related To CPUC-Regulated Operations								$ 317,000,000